Personnel expenses (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Personnel Expenses
The Group recognized the following personnel expenses:

	Year ended December 31,
	2021	2020	2019
	(Euros in thousands)

Wages and salaries

Research and development expenses	21,993	15,277	11,635
General and administrative expenses	7,105	6,968	3,596

Total Wages and salaries	29,098	22,245	15,231

	Year ended December 31,
	2021	2020	2019
	(Euros in thousands)
Other employee benefits
Research and development expenses	3,550	2,624	2,035
General and administrative expenses	1,536	1,015	728

Total other employee benefits	5,086	3,639	2,763
Share-based compensation expense
Research and development expenses	15,564	14,546	1,556
General and administrative expenses	10,839	10,973	460

Total share-based compensation expense	26,403	25,519	2,016

Total	60,587	51,403	20,010